N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (98.3%)

Education (19.7%)
*MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	$750,000	$796,080
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	289,146
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 6.000% 05/15/19	230,000	235,752
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	410,000	419,168
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	798,813
*MT St Hgr Ed Student Assist Corp Student Ln Rev 5.500% 12/01/31	1,685,000	1,545,870
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,575,000	1,575,252
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	156,279
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	421,881
University of Puerto Rico 5.000% 06/01/17	1,000,000	995,240
		7,233,481

General Obligation (3.3%)
Bozeman, MT 4.950% 07/01/20	170,000	179,595
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 07/15/20	170,000	171,610
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 07/15/20	240,000	242,273
Puerto Rico Commonwealth GO 6.000% 07/01/27	600,000	615,918
		1,209,396

Health Care (30.9%)
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.100% 12/01/18	250,000	254,012
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.125% 12/01/19	250,000	254,072
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.150% 12/01/20	250,000	254,535
MT Fac Fin Auth Hlth Care Facs Rev Master Ln Prog-Cmnty Med Ctr 5.200% 12/01/21	395,000	399,428
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 06/01/16	250,000	261,373
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 06/01/19	170,000	175,714
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	261,680
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	240,043
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.50% 1/1/17	120,000	125,147
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.00% 1/1/22	600,000	609,648
MT Fac Fin Auth Glendive Med Pj 4.500% 07/01/23	250,000	247,580
MT Fac Fin Auth Hosp Facs Rev (St Peters Hosp Proj) 5.000% 06/01/28	250,000	237,430
MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/19	175,000	186,627
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/22	1,500,000	1,530,825
MT Fac Fin Auth Rev Prov Hlth & Svce 4.800% 12/01/20	105,000	115,537
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	152,565
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	280,830
*MT Hlth. Facs. Auth. (Sisters of Charity) Rev. 5.125% 12/01/18	175,000	175,061
MT St Hlth Fac Auth Hlth Care Rev Cmnty Med Ctr 6.375% 06/01/18	350,000	349,584
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 06/01/22	600,000	600,228
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,078
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 02/01/18	350,000	350,091
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 08/01/20	1,400,000	1,409,212
MT St Hlth Fac Auth Hosp Fac Rev (Bozeman Deaconess) 5.000% 06/01/18	1,000,000	1,000,710
Yellowstone County MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,287,000
Yellowstone County MT Health Care Lease Rev. 5.250% 09/01/34	245,000	256,833
		11,315,843

Housing (12.8%)
Billings, MT Multifamily Hsg Rev Ref Coll Westpark Vlg Proj 5.550% 12/01/32	2,500,000	2,501,800
MT St Brd Hsg Multi-Family Mtg 6.150% 08/01/26	200,000	200,022
MT St Brd Hsg AMT Sngl Fam Mtg Ser B 4.750% 12/01/27	95,000	88,703
*MT Board of Hsg., Single Family Mrtge. 5.750% 06/01/30	50,000	50,003
*MT St Brd Hsg Sngle Fam Ser 5.500% 12/01/20	60,000	60,016
*MT Board of Hsg., Single Family Program 5.600% 12/01/23	550,000	547,019
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/01/22	105,000	104,380
MT St Brd Hsg Singl Fam Mtg Ser B-2 4.850% 12/01/15	65,000	65,445
MT Board of Hsg., Single Family Program 5.550% 06/01/33	115,000	113,075
MT Board of Hsg., Single Family Program 5.050% 12/01/2024	150,000	152,259
MT Board of Hsg., Single Family Program 5.300% 12/01/2029	650,000	665,808
MT St Brd Hsg Single Fam Mtg Ser C2 4.850% 12/01/26	150,000	141,204
		4,689,734

Other Revenue (18.0%)
Billings, MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	269,410
Bozeman, MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	172,988
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/2029	275,000	293,472
Helena, MT Ctfs Partn 4.625% 1/1/2024	270,000	279,261
Helena, MT Ctfs Partn 5.00% 1/1/2029	175,000	180,969
Missoula, MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	195,662
Missoula, MT Spl Impt Dists #540 4.600% 07/01/24	100,000	92,485
Missoula, MT Spl Impt Dists #540 4.600% 07/01/25	105,000	96,159
Missoula, MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	392,785
Missoula, MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	128,222
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/1/22	470,000	489,886
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	292,783
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/1/22	215,000	224,097
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,039
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev. 5.600% 10/01/17	750,000	750,000
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center 6.300% 10/01/20	795,000	805,597
Puerto Rico Comwlth Infra Fing Auth Ser A 5.250% 07/01/10	100,000	99,990
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	800,000	811,056
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 08/01/26	750,000	746,902
Whitefish, MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	103,799
		6,575,562

Prerefunded (0.7%)
Puerto Rico Childrens Tr Fd Tob Settle Rev 6.000% 07/01/26	195,000	197,385
MT St Hlth Facs Auth Rev Hillcrest Sr Cntr 6.900% 06/01/15	30,000	30,573
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr 7.250% 06/01/25	35,000	35,627
		263,585

Transportation (8.3%)
Billings, MT Airport Rev. 6.100% 07/01/16	190,000	194,701
Gallatin Cty., MT Airport Auth. Rev. 4.700% 6/1/34	1,200,000	1,168,908
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	379,141
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 7/1/2020	270,000	276,178
Puerto Rico Commonwealth Hwy & Trans. Auth. Rev 5.000% 7/1/26	300,000	284,766
Puerto Rico Commonwealth Hwy & Trans. Auth. Rev 5.500% 07/01/23	750,000	752,025
		3,055,719

Utilities (4.6%)
Forsyth, MT Poll Ctl Rev Ref Puget Sound Energy 5.000% 03/01/31	355,000	352,437
*Forsyth, MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,400,000	1,323,476
		1,675,913

TOTAL MUNICPAL BONDS (COST: $35,893,347)		$36,019,233

SHORT-TERM SECURITIES (0.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.134% (COST: $161,842)	161,842	$161,842

TOTAL INVESTMENTS IN SECURITIES (COST: $36,055,189)		$36,181,075
OTHER ASSETS LESS LIABILITIES		445,092

NET ASSETS		$36,626,167

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (98.2%)

Education (22.7%)
Fargo, ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 5/1/2020	$250,000	$253,690
Minot Public School Dist. Bldg. Auth. 4.800% 05/01/23	210,000	221,292
Minot ND Pub Sch Dist Bldg Auth Lease Rev 4.750% 05/01/2026	160,000	158,674
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	175,796
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	119,711
ND State Board of Hgr. Educ. (ND St. Univ. Facs.) 5.100% 04/01/32	500,000	508,355
*ND State Board of Hgr. Educ. (Univ. of ND Hsg. & Aux. Facs.) Rev. 5.000% 04/01/32	1,000,000	1,019,950
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	97,829
North Dakota St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 05/01/2030	500,000	464,435
ND State Board of Hgr. Educ. (ND State Univ. Hsg. & Aux. Facs.) 5.00% 4/1/2027	250,000	265,130
North Dakota State Board of Higher ED 5.000% 04/01/24	260,000	273,065
Puerto Rico Indl. Tourist Edl, Fac. Inter American Univ. 5.000% 10/01/22	500,000	488,195
University of Puerto Rico 5.000% 06/01/17	450,000	447,858
		4,493,980

General Obligation (10.3%)
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 05/01/21	250,000	256,577
Fargo, ND Pub Sch Dist No 1 Ltd Tax 5.00% 05/01/23	200,000	216,464
Grand Forks, ND Ref Impt 5.000% 12/01/24	100,000	103,096
Grand Forks, ND Pub Bldg 4.625% 12/1/2026	350,000	357,571
*City of Minot (Highway Bonds) G.O. 5.000% 10/01/23	555,000	572,677
Minot, ND Wtr & Swr Util Resv Rev 5.25% 10/01/22	200,000	212,726
Minot, ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	272,335
West Fargo, ND Pub Sch Dist No 6 5.000% 05/01/14	50,000	52,082
		2,043,528

Health Care (21.9%)
Burleigh Cnty, ND Health Care Rev Ref-Medcenter One Inc 5.250% 05/01/13	150,000	150,033
Burleigh Cnty, ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.05% 11/01/18	125,000	116,391
Cass County ND Health Facs. Rev. Essectia Health-Ser A-RMKT 5.125% 02/15/37	1,000,000	988,070
Fargo, ND Health Sys Rev MeritCare Obligated 5.375% 06/01/27	500,000	497,000
Fargo, ND Health Sys Rev MeritCare Obligated 5.625% 6/1/31	250,000	251,505
Fargo, ND Health Sys Rev MeritCare Obligated 5.125% 06/01/27	75,000	71,827
Grand Forks, ND Health Care Facs Rev United Hospital Obligated Group 6.250% 12/01/24	150,000	150,019
Grand Forks, ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 08/15/27	700,000	698,698
Grand Forks, ND Nursing Fac. 11/01/29 7.250%	300,000	315,444
Langdon ND Health Care Facs. Rev. Cavalier County MEM Hosp. PJ 6.200% 01/01/25	155,000	152,920
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.250% 07/01/2015	385,000	398,502
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	100,000	89,507
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 7/1/2029	500,000	444,910
		4,324,826

Housing (9.8%)
ND Hsg Fin Agy Mtg Rev Ref-Hsg Fin Pg 6.000% 07/01/20	110,000	110,278
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	95,000	96,187
ND St Hsg Fin Agy Rev Home Mtg Prog C 4.900% 07/01/15	150,000	150,387
*ND (HFA) Hsg. Finance Rev. 5.200% 7/1/22	640,000	642,829
North Dakota Housing Finance Agy 5.150% 07/01/23	375,000	387,367
North Dakota Housing Finance Agy 5.400% 07/01/28	95,000	98,660
*ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 07/01/22	40,000	39,785
ND St Hsg Fin Agy Hsg-Home Mtg Fin PG-Ser A 5.350% 07/01/2034	400,000	414,744
		1,940,237

Other Revenue (19.5%)
Fargo, ND Bldg Auth Lease Rev 5.00% 05/01/20	50,000	51,594
Grand Forks Cnty Bldg Auth Lease Rev 5.000% 12/01/20	200,000	211,036
Grand Forks, ND Mosquito Ctl Resv Rev 4.750% 09/01/24	100,000	102,331
ND Pub Fin Auth Cap Fing Prog 5.000% 06/01/31	100,000	104,485
ND Pub Fin Auth AMT Indl Dev Prog 5.00% 06/01/20	150,000	152,733
North Dakota Pub. Fin. Auth State Revolving Fund 5.500% 10/01/27	250,000	278,988
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	218,492
North Dakota Pub Fin Auth GO (Tri-County Water Dist) 5.000% 06/01/34	265,000	273,973
ND Mun Bd Bk Cap Fing Prog 6.000% 06/01/21	25,000	25,175
ND Bldg Auth Lease Rev 5.200% 12/01/19	90,000	92,143
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,065,971
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	800,000	811,056
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 08/01/26	150,000	149,381
Williams Cnty, ND Sales Tax Rev 5.000% 11/01/21	100,000	96,541
Williams Cnty, ND Sales Tax Rev 5.00% 11/1/31	250,000	229,817
		3,863,716

Prerefunded (0.2%)
Puerto Rico Childrens Tr Fd Tob Settle Rev 6.000% 07/01/26	15,000	15,183
Grand Forks, ND Health Care Sys Rev Altru Health Sys Oblig Group 7.125% 08/15/24	20,000	20,673
		35,856

Transportation (4.4%)
Grand Forks, ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/2024	350,000	357,816
Grand Forks, ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/2029	500,000	520,480
		878,296

Utilities (9.4%)
Mercer Cnty, ND Pollutn Ctr Rev Ref Otter Tail Corp Proj 4.850% 09/01/22	115,000	113,901
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.500% 08/01/10	50,000	50,683
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 8/1/2025	500,000	519,550
*Oliver Cnty, ND Pollutn Ctl Rev Ref-Square Butte Electric Coop 5.300% 01/01/27	425,000	421,813
Puerto Rico Elec. Power Auth. Power Rev. 5.000% 07/01/23	600,000	590,952
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty 5.000% 10/01/23	150,000	154,440
		1,851,339

TOTAL MUNICPAL BONDS (COST: $19,200,406)		$19,431,778

SHORT-TERM SECURITIES (0.6%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.134% (COST: $115,070)	115,070	$115,070

TOTAL INVESTMENTS IN SECURITIES (COST: $19,315,476)		$19,546,848
OTHER ASSETS LESS LIABILITIES		240,049

NET ASSETS		$19,786,897

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING LARGE-CAP VALUE FUND
Schedule of Investments March 31, 2010
	Quantity	Market Value
COMMON STOCK (94.5%)

Beverage and Tobacco Product Manufacturing (4.0%)
Altria Group	3,100	$63,612
PepsiCo Inc	1,000	66,160
		129,772
Chemical Manufacturing (7.2%)
Merck & Co.	2,400	89,640
PPG Industries	1,100	71,940
Pfizer Inc.	4,200	72,030
		233,610
Computer and Electronic Product Manufacturing (3.4%)
Intel Corp.	5,000	111,300

Credit Intermediation and Related Activities (7.9%)
BB&T	3,900	126,321
Wells Fargo & Co.	4,200	130,704
		257,025
Food Manufacturing (2.0%)
Archer-Daniels-Midland	1,400	40,460
Bunge Limited	400	24,652
		65,112
General Merchandise Stores (3.0%)
Penny J. C.	1,000	32,170
TJX Companies	800	34,016
Target Corp	600	31,560
		97,746
Health and Personal Care Stores (3.3%)
CVS Corp.	2,900	106,024

Insurance Carriers and Related Activities (7.3%)
Chubb Corp	1,900	98,515
Lincoln National	1,300	39,910
Prudential Finl	1,600	96,800
		235,225
Merchant Wholesalers, Nondurable Goods (5.8%)
AmerisourceBergen Corp	4,200	121,464
Sysco Corp.	2,200	64,900
		186,364
Mining (except Oil and Gas) (1.3%)
Freeport-McMoRan Copper & Gold, Inc.	500	41,770

Motion Picture and Sound Recording Industries (1.7%)
Walt Disney Company	1,600	55,856

Nonmetallic Mineral Product Manufacturing (1.4%)
Sealed Air	2,100	44,268

Oil and Gas Extraction (5.2%)
Anadarko Petroleum	1,600	116,528
Apache Corp	500	50,750
		167,278
Paper Manufacturing (2.9%)
Kimberly-Clark	1,500	94,320

Petroleum and Coal Products Manufacturing (8.9%)
Chevron Texaco	1,200	90,996
ConocoPhillips	900	46,053
Exxon Mobil Corp.	1,800	120,564
Hess Corp	500	31,275
		288,888
Publishing Industries (except Internet) (3.0%)
Microsoft Corp.	3,300	96,591

Securities, Commodity Contracts, and Other Financial Investments and Related Activities (4.2%)
J.P. Morgan Chase & Co.	2,400	107,400
Morgan Stanley	1,000	29,290
		136,690
Specialty Trade Contractors (2.4%)
Honeywell International Inc.	1,700	76,959

Support Activities for Mining (2.0%)
Halliburton Company	2,100	63,273

Telecommunications (5.8%)
AT&T Inc	2,700	69,768
Time Warner Cable	833	44,407
Verizon Communications, Inc.	2,400	74,448
		188,623
Transportation Equipment Manufacturing (3.4%)
General Electric	6,000	109,200

Utilities (8.4%)
American Electric Power	2,300	78,614
Dominion Resources	1,900	78,109
Exelon Corporation	1,300	56,953
Public Svc. Ent. Grp.	2,000	59,040
		272,716

TOTAL COMMON STOCKS (COST: $2,583,308)		$3,058,610

SHORT-TERM SECURITIES (3.6%)	Shares
Wells Fargo Advantage Investment Money Market 0.103% (COST: $117,111)	178,111	$178,111

TOTAL INVESTMENTS IN SECURITIES (COST: $2,761,419)		$3,236,721
OTHER ASSETS LESS LIABILITIES		1,568

NET ASSETS		$3,238,289

VIKING SMALL-CAP VALUE FUND
Schedule of Investments March 31, 2010
	Quantity	Market Value
COMMON STOCK (97.0%)

Administrative and Support Services (2.0%)
Brinks Co.	2,600	$73,398

Air Transportation (1.6%)
*Bristow Group	1,600	60,368

Apparel Manufacturing (1.4%)
*Hanesbrands	1,900	52,858

Chemical Manufacturing (2.2%)
RPM International Inc.	3,900	83,226

Clothing and Clothing Accessories Stores (4.9%)
The Buckle, Inc.	600	22,056
*Carter's Inc.	3,100	93,465
*Children's Place Retail Stores Inc.	1,500	66,825
		182,346
Construction of Buildings (1.5%)
*Tutor Perini Corp	2,600	56,550

Credit Intermediation and Related Activities (14.5%)
Astoria Financial	3,100	44,950
First Midwest Bancorp Inc	3,400	46,070
First Niagara Finc. Gr. Inc.	5,400	76,788
Glacier Bancorp-New	4,200	63,966
National Penn Bancshares Inc	6,500	44,850
Prosperity Bancshares	2,000	82,000
Trustmark	3,600	87,948
Washington Federal	4,800	97,536
		544,108
Electrical Equipment, Appliance, and Component Manufacturing (5.8%)
*General Cable	1,700	45,900
A.O. Smith Corporation	1,550	81,484
Teleflex Inc.	1,400	89,698
		217,082
Fabricated Metal Product Manufacturing (4.1%)
AptarGroup	2,100	82,635
Crane Co.	2,000	71,000
		153,635
Food Manufacturing (1.5%)
*Treehouse Foods Inc.	1,300	57,031

Food Services and Drinking Places (2.0%)
*Jack in the Box	3,200	75,360

General Merchandise Stores (1.2%)
*BJ'S Wholesale	1,200	44,388

Heavy and Civil Engineering Construction (2.3%)
*Chicago Bridge & Iron	3,700	86,062

Insurance Carriers and Related Activities (4.6%)
Protective Life Corp	3,000	65,970
Argo Group Intl	1,100	35,849
Aspen Insurance Holdings	2,500	72,100
		173,919
Machinery Manufacturing (7.7%)
Gardner Denver Inc.	1,700	74,868
Lincoln Electric Holdings Inc.	1,100	59,763
Nordson Corp	1,200	81,504
*Oil States Intl Inc.	1,600	72,544
		288,679
Merchant Wholesalers, Durable Goods (2.1%)
Owens & Minor	1,700	78,863

Miscellaneous Manufacturing (1.5%)
West Pharm. Services	1,300	54,535

Oil and Gas Extraction (1.4%)
*Comstock Resources Inc	1,700	54,060

Plastics and Rubber Products Manufacturing (1.8%)
Tupperware Brands Corp	1,400	67,508

Professional, Scientific, and Technical Services (9.1%)
Barnes Group	3,700	71,965
*JDA Software Group Inc.	2,200	61,204
Maximus Inc.	1,600	97,488
*NetScout Systems, Inc.	3,400	50,286
Towers Watson & Comp.	1,300	61,750
		342,693
Publishing Industries (except Internet) (2.5%)
*Brocade Comm	16,200	92,502

Rail Transportation (1.5%)
*Genesee & Wyoming Inc.	1,600	54,592

Real Estate (6.2%)
Corporate Office Properties	1,400	56,182
Senior Housing Properties Trust	4,000	88,600
Tanger Factory Outlet Centers	2,000	86,320
		231,102
Sporting Goods, Hobby, Book, and Music Stores (2.1%)
*Dicks Sporting Goods	3,000	78,330

Support Activities for Mining (1.7%)
*Exterran Holdings	2,700	65,259

Transportation Equipment Manufacturing (3.3%)
*Borg Warner Automotive	1,500	57,270
Wabtec	1,600	67,392
		124,662
Truck Transportation (1.3%)
Arkansas Best Corp.	900	26,892
*Old Dominion	600	20,034
		46,926
Utilities (5.2%)
Cleco Corporation	3,300	87,615
Portland Gen Elect Co	2,500	48,275
Westar Energy Inc.	2,700	60,210
		196,100

TOTAL COMMON STOCKS (COST: $2,771,247)		$3,636,142

SHORT-TERM SECURITIES (3.1%)	Shares
Wells Fargo Advantage Investment Money Market 0.103% (COST: $116,712)	116,712	$116,712

TOTAL INVESTMENTS IN SECURITIES (COST: $2,887,959)		$3,752,854
OTHER ASSETS LESS LIABILITIES		(2,496)

NET ASSETS		$3,750,358

*Non-income producing

NOTE: INVESTMENT IN SECURITIES
At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota	Viking Large-Cap Value Fund	Viking Small-Cap Value Fund
Investments at cost	$36,055,189	$19,315,476	$2,761,419	$2,887,959
Unrealized appreciation	$524,016	$432,049	$587,822	$925,310
Unrealized depreciation	$398,130	$200,677	$112,520	$60,415
Net unrealized appreciation (depreciation)*	$125,886	$231,372	$475,302	$864,895

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2010:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$161,842	$0	$0	$161,842
Municipal Bonds	0	36,019,233	0	36,019,233
Total	$161,842	$36,019,233	$0	$36,181,075

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$115,070	$0	$0	$115,070
Municipal Bonds	0	19,431,778	0	19,431,778
Total	$115,070	$19,431,778	$0	$19,546,848

Viking Large-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$178,111	$0	$0	$178,111
Common Stock	0	3,058,610	0	3,058,610
Total	$178,111	$3,058,610	$0	$3,236,721

Viking Small-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$116,712	$0	$0	$116,712
Common Stock	0	3,636,142	0	3,636,142
Total	$116,712	$3,636,142	$0	$3,752,854

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 27, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 27, 2010